Non-Current Other Liabilities	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
Non-Current Other Liabilities	Non-Current Other Liabilities

	December 31, 2018	December 31, 2017
	(in thousands)
Defined benefit pension obligations, net (note 9)	$3,320	$6,061
Other non-current liabilities	10,126	11,050
	$13,446	$17,111